Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments And Contingencies

NOTE 16 - COMMITMENTS AND CONTINGENCIES
Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners' financial position, results of operations or liquidity.
In January 2011, Korea Line Corporation (“KLC”) which is the charterer of the Navios Melodia filed for receivership. The charter contract was affirmed and was performed by KLC on its original terms, following an interim suspension period until April 2016 during which Navios Partners traded the vessel directly. On April 1, 2016, the vessel was delivered to KLC and the charter contract was resumed.